SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
SUBSIDIARIES	SUBSIDIARIES
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2024	2023
Brookfield Asset Management ULC (“BAM”)	British Columbia	26.8%	25.0%
Brookfield Renewable Partners L.P. (“BEP”)[3]	Bermuda	54.4%	54.6%
Brookfield Infrastructure Partners L.P. (“BIP”)[4]	Bermuda	73.9%	73.9%
Brookfield Business Partners L.P. (“BBU”)[5]	Bermuda	59.0%	34.5%
1.Control and associated voting rights of the limited partnerships (BEP, BIP and BBU) reside with their respective general partners which are subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.
2.The company’s ownership interest in BEP, BIP and BBU includes a combination of redemption-exchange units (“REUs”), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BEP, BIP and BBU’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units  of the subsidiary.
3.Ownership interest held by non-controlling interests represents the combined units not held in BEP and Brookfield Renewable Corporation (“BEPC”).
4.Ownership interest held by non-controlling interests represents the combined units not held in BIP and Brookfield Infrastructure Corporation (“BIPC”).
5.Ownership interest held by non-controlling interests represents the combined units not held in BBU and Brookfield Business Corporation (“BBUC”). In the fourth quarter of 2024, our Wealth Solutions business acquired a $1 billion economic interest in BBU from the Corporation. On a combined basis with our Wealth Solutions business, we hold a 66% ownership interest in BBU, 41% being directly held by the Corporation.

The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2024:

	NYSE	TSX
BEP	BEP	BEP.UN
BIP	BIP	BIP.UN
BBU	BBU	BBU.UN
The following table outlines the composition of non-controlling interests presented within the company’s consolidated balance sheet:

AS AT DEC. 31 (MILLIONS)	2024	2023
BAM	$2,269	$2,247
BEP	32,635	25,677
BIP	27,651	31,479
BBU	15,429	15,241
BPG[1]	25,725	35,314
Individually immaterial subsidiaries with non-controlling interests	15,697	12,507
	$119,406	$122,465
1.This balance represents non-controlling interests within the consolidated funds of Brookfield Properties Group (“BPG”).
All publicly listed subsidiaries are subject to independent governance. Accordingly, the company has no direct access to the assets of these subsidiaries. Summarized financial information with respect to the company’s subsidiaries with significant non-controlling interests is set out below. The summarized financial information represents amounts before intra-group eliminations:

	BAM		BEP		BIP		BBU		BPG
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Current assets	$2,520	$5,455	$8,835	$4,610	$9,607	$7,979	$15,339	$14,885	$14,675	$14,950
Non-current assets	9,402	6,973	85,974	71,518	94,983	92,805	60,135	67,500	139,569	168,744
Current liabilities	(1,935)	(2,302)	(14,565)	(8,038)	(10,903)	(11,705)	(12,166)	(14,355)	(30,034)	(49,286)
Non-current liabilities	(1,576)	(1,096)	(43,788)	(38,111)	(63,834)	(55,063)	(46,000)	(49,498)	(67,992)	(68,538)
Non-controlling interests	(2,269)	(2,247)	(32,635)	(25,677)	(27,651)	(31,479)	(15,429)	(15,241)	(25,725)	(35,314)
Equity attributable to Brookfield	$6,142	$6,783	$3,821	$4,302	$2,202	$2,537	$1,879	$3,291	$30,493	$30,556

Revenues	$3,798	$3,569	$5,876	$5,038	$21,039	$17,931	$40,620	$55,068	$14,600	$15,034
Net income (loss) attributable to:
Non-controlling interests	$486	$433	$261	$684	$1,676	$1,391	$808	$2,865	$(860)	$(551)
Shareholders	1,343	1,269	(270)	(68)	7	57	87	912	(1,053)	(1,033)
	$1,829	$1,702	$(9)	$616	$1,683	$1,448	$895	$3,777	$(1,913)	$(1,584)
Other comprehensive income (loss) attributable to:
Non-controlling interests	$(2)	$4	$2,967	$1,400	$216	$778	$(779)	$258	$(166)	$459
Shareholders	(4)	11	390	20	45	101	(153)	30	(439)	420
	$(6)	$15	$3,357	$1,420	$261	$879	$(932)	$288	$(605)	$879
The summarized cash flows of the company’s subsidiaries with significant non-controlling interests are as follows:

	BAM		BEP		BIP		BBU		BPG
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Cash flows from (used in):
Operating activities	$1,863	$1,439	$1,274	$1,865	$4,653	$4,078	$3,280	$2,130	$826	$(786)
Financing activities	(1,995)	(475)	7,649	2,596	2,612	9,419	(504)	(4,371)	5,456	4,135
Investing activities	(2,119)	(1,842)	(6,800)	(4,356)	(6,901)	(12,990)	(2,327)	2,537	(6,260)	(6,556)
Distributions paid to non-controlling interests in common equity	$653	$526	$447	$503	$949	$868	$22	$19	$—	$—
SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARIES
Brookfield Finance Inc. (“BFI”) was incorporated on March 31, 2015 under the Business Corporations Act (Ontario) and is a subsidiary of the Corporation. Historically, we have also issued debt securities through other subsidiaries, including Brookfield Finance LLC (“BFL”) and Brookfield Finance I (UK) PLC (“BF U.K.”). As at December 31, 2024, BFI is the issuer of the following series of notes (together with BFL and BF U.K. as co-obligors, as noted below):
•$500 million of 4.25% notes due in 2026;
•$1.1 billion of 3.90% notes due in 2028;
•$1.0 billion of 4.85% notes due in 2029;
•$750 million of 4.35% notes due in 2030;
•$500 million of 2.724% notes due in 2031;
•$600 million of 2.34% notes due in 2032 (BF U.K. co-obligor).
•$700 million of 6.35% notes due in 2034;
•$450 million of 5.675% notes due in 2035;
•$900 million of 4.70% notes due in 2047;
•$600 million of 3.45% notes due in 2050 (BFL co-obligor);
•$750 million of 3.50% notes due in 2051;
•$400 million of 3.625% notes due in 2052;
•$950 million of 5.968% notes due in 2054;
•$700 million of 6.30% subordinated notes due in 2055; and
•$400 million of 4.625% subordinated notes due in 2080.
Subsequent to year-end, BFI issued $500 million of 5.813% notes due in 2055. In addition, Brookfield Finance II Inc. (“BFI II”) is the issuer of C$1.0 billion of 5.431% notes due in 2032, Brookfield Capital Finance LLC (the “US LLC Issuer”) is the issuer of $550 million of 6.087% notes due in 2033, and BF U.K. is the issuer of $230 million of 4.50% perpetual subordinated notes.
BFL is a Delaware limited liability company formed on February 6, 2017 and is a subsidiary of the Corporation. The US LLC Issuer is a Delaware limited liability company formed on August 12, 2022 and a subsidiary of the Corporation. BFI II was incorporated on September 24, 2020 under the Business Corporations Act (Ontario) and is a subsidiary of the Corporation. Brookfield Finance (Australia) Pty Ltd (“BF AUS”) was incorporated on September 24, 2020 under the Corporations Act 2001 (Commonwealth of Australia) and is a subsidiary of the Corporation. BF U.K. (collectively with BFI, BFI II, BFL, BF AUS, and the US LLC Issuer, the “Debt Issuers”) was incorporated on September 25, 2020 under the U.K. Companies Act 2006 and is a subsidiary of the Corporation. Brookfield Finance II LLC (“BFL II”) was formed on September 24, 2020 under the Delaware Limited Liability Company Act and is a subsidiary of the Corporation. The Debt Issuers are consolidated subsidiaries of the Corporation that may offer and sell debt securities. BFL II is a consolidated subsidiary of the Corporation that may offer and sell preferred shares representing limited liability company interests. Any debt securities issued by the Debt Issuers are, or will be, fully and unconditionally guaranteed as to payment of principal, premium (if any), interest and certain other amounts by the Corporation. Any preferred shares representing limited liability company interests issued by BFL II will be fully and unconditionally guaranteed as to payment of distributions when due, amounts due on redemption, and amounts due on the liquidation, dissolution or winding-up of BFL II, in each case by the Corporation.
The US LLC Issuer, BFI II, BFL, BFL II, BF AUS and BF U.K. have no independent activities, assets or operations other than in connection with any securities that they may issue.
Brookfield Investments Corporation (“BIC”) is an investment company that holds investments in the real estate, renewable power and infrastructure sectors, as well as a portfolio of preferred shares issued by the Corporation’s subsidiaries. The Corporation provided a full and unconditional guarantee of the Class 1 Senior Preferred Shares, Series A issued by BIC. As at December 31, 2024, C$20 million of these senior preferred shares were held by third-party shareholders and are retractable at the option of the holder.
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2024 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$3,432	$830	$100	$—	$—	$—	$15	$45	$189	$95,220	$(13,825)	$86,006
Net income (loss) attributable to shareholders	641	416	60	—	—	—	15	(1)	123	9,749	(10,362)	641
Total assets	85,449	11,640	699	—	—	—	169	552	3,907	557,003	(168,995)	490,424
Total liabilities	39,472	10,457	693	2	—	—	1	550	3,423	312,176	(41,733)	325,041
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

AS AT AND FOR THE YEAR ENDED DEC. 31, 2023 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$2,787	$312	$24	$—	$—	$—	$15	$24	$188	$104,516	$(11,942)	$95,924
Net income (loss) attributable to shareholders	1,130	(27)	(17)	—	—	—	15	—	34	8,348	(8,353)	1,130
Total assets	77,567	10,813	757	—	—	—	160	552	4,165	561,498	(165,417)	490,095
Total liabilities	31,790	8,793	752	2	—	—	1	549	3,546	320,691	(44,271)	321,853
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer and BIC on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.